Note 6-Convertible Note and Derivative Liabilities: Schedule of Derivative Liabilities at Fair Value (Tables)	9 Months Ended
Sep. 30, 2014
Tables/Schedules
Schedule of Derivative Liabilities at Fair Value
Balance as of December 31, 2013	$172,049

Debt discount	581,929
OID	(25,500)
Change in fair value	557,747
Other	15,778
Ending balance as of September 30, 2014	$1,302,003